Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Expenses	Expenses:

For the years ended December 31	2021	2020

Cost of sales	$3,111,924	$2,107,533
Selling and distribution	522,539	498,126
Administrative expenses	68,131	106,593
Total expenses by function	$3,702,594	$2,712,252
Cost of raw materials and purchased methanol	2,739,817	1,705,387
Ocean freight and other logistics	356,520	328,635
Employee expenses, including share-based compensation	210,849	246,779
Other expenses	32,324	74,322
Cost of sales and operating expenses	3,339,510	2,355,123
Depreciation and amortization	363,084	357,129
Total expenses by nature	$3,702,594	$2,712,252
For the year ended December 31, 2021 we recorded a share-based compensation recovery of $1.2 million (2020 - expense of $55.3 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in cost of sales is $620 million (2020 - $251 million) of cost of sales which are recognized as sales to Methanex in our Atlas equity investee’s statements of income.